Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets
Right-of-use assets

	Talmei Yosef	Spain	Talasol	Italy	Total
	€ in thousands
Cost

Balance as at January 1, 2019	-	-	-	-	-
Additions	1,516	1,235	12,686	1,469	16,906
Disposals	-	-	-	(1,469)	(1,469)
Effect of changes in exchange rates	172	-	-	-	172
Balance as at December 31, 2019	1,688	1,235	12,686	-	15,609

Depreciation

Balance as at January 1, 2019	-	-	-	-	-
Depreciation for the year	103	75	30	113	321
Disposals	-	-	-	(113)	(113)
Balance as at December 31, 2019	103	75	30	-	208

Carrying amounts
As at January 1, 2018	-	-	-	-	-
As at December 31, 2018	-	-	-	-	-
As at December 31, 2019	1,585	1,160	12,656	-	15,401

Schedule of Maturity Analysis of Company's Lease Liabilities
Maturity analysis of the company's lease liabilities

December 31, 2019
€ in thousands
Less than one year	225
One to five years	1,439
More than five years	13,963

Total	15,627

Current maturities of lease liability	225

Long-term lease liability	15,402

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
2019
€ in thousands
Interest expenses on lease liability	341

Total	341